Intangible asset – Application Development Costs (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Intangible Assets Text Block Abstract
Schedule of Intangible asset – Application Development Costs
	2022	2021
	A$	A$
Balance at the start of the financial year	1,215,915	1,373,492
Application development costs incurred during the year	-	78,279
Amortisation	(243,183)	(235,856)
Balance at the end of the financial year	972,732	1,215,915